Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance (in shares) at Dec. 31, 2015	35,939,011
Balance at Dec. 31, 2015	$ 136,071	$ 43,980	$ (10,152)	$ (2,873)	$ 167,026
Net earnings			33,597		33,597
Other comprehensive earnings				465	465
Subsidiaries’ equity transactions		(979)			(979)
Stock option expense		2,744			2,744
Stock options exercised (in shares)	133,600
Stock options exercised	$ 3,021	(1,115)			1,906
Tax benefit on options exercised		1,605			1,605
Dividends			(15,821)		(15,821)
Purchased for cancellation (in shares)	(230,000)
Purchased for cancellation	$ (903)		(8,612)		(9,515)
Balance (in shares) at Dec. 31, 2016	35,842,611
Balance at Dec. 31, 2016	$ 138,189	46,235	(988)	(2,408)	181,028
Net earnings			53,078		53,078
Other comprehensive earnings				1,916	1,916
Subsidiaries’ equity transactions		465			465
Stock option expense		4,132			$ 4,132
Stock options exercised (in shares)	345,150				345,150
Stock options exercised	$ 6,666	(2,148)			$ 4,518
Dividends			(17,598)		(17,598)
Purchased for cancellation (in shares)	(271,378)
Purchased for cancellation	$ (1,085)		(16,000)		(17,085)
Tax re-allocation from spin-out		(7,221)			(7,221)
Balance (in shares) at Dec. 31, 2017	35,916,383
Balance at Dec. 31, 2017	$ 143,770	$ 41,463	$ 18,492	$ (492)	$ 203,233